Employee Benefits - Summary of Employee Benefit Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 272,223	₨ 268,081	₨ 245,534
Cost of revenues [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	228,937	226,595	207,747
Selling and marketing expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	28,070	26,051	23,663
General and administrative expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 15,216	₨ 15,435	₨ 14,124